Goodwill and Other Intangible Assets - Summary of Terminal Growth Rate and Corresponding Discount Rate (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate		2.50%
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.00%	8.00%
Terminal Growth Rate	2.50%	2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.00%	9.00%
Terminal Growth Rate	2.00%	2.00%
North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.50%	7.00%
Percent by which units recoverable amount exceeds its carrying amount	13.00%
Terminal Growth Rate	2.50%
North America Retail [Member] | Carrying Amount Change Recoverable Amount [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	(0.80%)
Forecasted EBITDA over forecast period	(9.10%)
Breakeven Discount Rate	0.70%
North America Retail [Member] | Impairment Model Value [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.50%
Forecasted EBITDA over forecast period	$ 6,000
Breakeven Discount Rate	7.50%
International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Terminal Growth Rate	2.00%	2.00%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.80%	7.50%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	16.00%	15.00%